WARRANTS (Details) - Warrants issued as part of convertible debt - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 05, 2022
WARRANTS
Number of warrants	979,048	979,048	979,048
Number of shares	1
Exercise price of unit (CAD)	$ 9.28			$ 9.28